Prospectus Supplement dated August 10, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and Series II shares of the Fund listed below:
Invesco V.I. Global Dividend Growth Fund
The following information replaces in its entirety the information under the heading “FUND SUMMARY — Management of the Fund”:
“Investment Adviser: Invesco Advisers, Inc. (the Adviser).”

Portfolio Managers	Title	Length of Service

Ingrid Baker	Portfolio Manager	2010

W. Lindsay Davidson	Portfolio Manager	2010

Sargent McGowan	Portfolio Manager	2010

Anuja Singha	Portfolio Manager	2010

Stephen Thomas	Portfolio Manager	2010”
The second and third paragraphs with related tables appearing under the heading “FUND MANAGEMENT — The Advisers” are hereby deleted in their entirety.
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Ingrid Baker, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

•	W. Lindsay Davidson, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1984.

•	Sargent McGowan, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2002.

•	Anuja Singha, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.

•	Stephen Thomas, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Prospectus Supplement dated August 10, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and Series II shares of the Fund listed below:
Invesco Van Kampen V.I. Global Value Equity Fund
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY – Management of the Fund”:

“Portfolio Managers	Title	Length of Service

Ingrid Baker	Portfolio Manager	2010

W. Lindsay Davidson	Portfolio Manager	2010

Sargent McGowan	Portfolio Manager	2010

Anuja Singha	Portfolio Manager	2010

Stephen Thomas	Portfolio Manager	2010”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Ingrid Baker, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

•	W. Lindsay Davidson, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1984.

•	Sargent McGowan, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2002.

•	Anuja Singha, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.

•	Stephen Thomas, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”